Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Schedule of property and equipment
	Useful Lives	As of December 31,	As of June 30,
	(Years)	2022	2022	2021
Automobiles	5	$22,000	$22,000	$22,000
Computer equipment	3-5	432,700	327,700	233,500
Machinery and equipment	3-7	1,533,000	1,364,900	1,047,600
Furniture and fixtures	4-10	105,200	105,200	148,800
Leasehold improvements	3-10	272,400	268,900	64,400
		2,365,300	2,088,700	1,516,300

Less accumulated depreciation		$1,202,100	$1,083,100	$1,103,700

Property and Equipment, Net		$1,163,200	$1,005,600	$412,600